Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Trade and Other Receivables
Trade and other receivables as at December 31, 2020 and 2021, are as fol
l
ows:

	December 31, 2020
(In millions of Korean won)	Total amounts		Provision for impairment		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,388,099	￦	(322,992)	￦	(8,977)	￦	3,056,130
Other receivables		1,948,108		(101,619)		(148)		1,846,341

	￦	5,336,207	￦	(424,611)	￦	(9,125)	￦	4,902,471

Non-current assets
Trade receivables	￦	892,992	￦	(4,323)	￦	(34,716)	￦	853,953
Other receivables		513,926		(102,985)		(14,125)		396,816

	￦	1,406,918	￦	(107,308)	￦	(48,841)	￦	1,250,769

	December 31, 2021
(In millions of Korean won)	Total amounts		Provision for impairment		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,337,398	￦	(346,869)	￦	(7,662)	￦	2,982,867
Other receivables		2,201,781		(93,256)		(3,902)		2,104,623

	￦	5,539,179	￦	(440,125)	￦	(11,564)	￦	5,087,490

Non-current assets
Trade receivables	￦	612,654	￦	(2,856)	￦	(17,351)	￦	592,447
Other receivables		621,195		(108,131)		(14,185)		498,879

	￦	1,233,849	￦	(110,987)	￦	(31,536)	￦	1,091,326

Summary of Changes in Provision for Impairment
Details of changes in provision for impairment for the years ended December 31, 2020 and 2021, are as follows:

	2020				2021
(In millions of Korean won)	Trade receivables		Other receivables		Trade receivables		Other receivables
Beginning balance	￦	295,319	￦	83,680	￦	327,315	￦	204,604
Provision		89,097		50,860		82,329		23,015
Reversal		—		(890)		—		(508)
Written-off or transfer out		(60,598)		(25,067)		(62,564)		(25,900)
Change in consolidation scope		3,211		87,614		416		(300)
Others		286		8,407		2,229		476

Ending balance	￦	327,315	￦	204,604	￦	349,725	￦	201,387

Summary of Other Receivables
Details of other receivables as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Loans	￦	116,082	￦	101,718
Receivables 1		1,699,608		1,872,467
Accrued income		6,901		5,933
Refundable deposits		350,180		349,360
Loans receivable		150,527		328,753
Finance lease receivables		64,047		85,370
Others		60,416		61,288
Less: Provision for impairment		(204,604)		(201,387)

	￦	2,243,157	￦	2,603,502

1	Settlement receivables of BC Card Co., Ltd., a subsidiary of the Group, of ￦ 1,108,936 million related to credit card transactions are included as at December 31, 2021 (2020: ￦ 986,384 million).